Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 423,970	$ 7,631,961	$ 7,069,238	$ 7,059,868
Adjustments for:
Depreciation and amortization	48,754	877,625	756,983	641,343
Major maintenance provision	19,348	348,285	228,673	348,397
Increase in allowance for doubtful accounts	254	4,570	17,621	5,767
Gain on sale of property and equipment	(14)	(253)	(273)	(525)
Present value of major maintenance provision	13,566	244,200	160,440	201,688
Interest income	(11,889)	(214,009)	(245,065)	(297,910)
Interest expense	68,394	1,231,169	1,168,480	1,067,752
Exchange differences	1,630	29,333	(57,324)	(1,069)
Profit (loss) after adjustments	564,011	10,152,881	9,098,773	9,025,311
(Increase) in trade accounts receivable, net	(9,396)	(169,132)	(565,187)	(38,056)
(Increase) decrease in recoverable taxes	3,336	60,047	(30,136)	(126,233)
Decrease (increase) in repayment for contractors, other accounts receivable and prepaid expenses	311	5,600	11,788	(63,573)
(Decrease) increase in trade accounts payable	(323)	(5,806)	(39,196)	(72,922)
Increase in payable taxes and other accrued expenses	(1,553)	(27,961)	20,971	297,808
Income taxes paid	(133,116)	(2,396,252)	(2,101,932)	(2,405,634)
(Decrease) increase in advances for works to related parties and accounts receivable and payable with related parties, net	1,472	26,491	(7,729)	71,375
Major maintenance payments	(11,325)	(203,860)	(224,230)	(421,522)
Increase in guaranteed deposits and labor obligations	219	3,940	33,547	68,193
Net cash flows from operating activities	413,636	7,445,948	6,196,669	6,334,747
Cash flows from investing activities:
Acquisition of property and equipment	(9,073)	(163,325)	(321,338)	(403,985)
Insurance recovery	4,556	82,011
Other non-current assets	(580)	(10,433)	(28,372)	(26,576)
Proceeds from sale of property and equipment	14	253	273	525
Acquisition of improvements in assets under concession	(141,061)	(2,539,273)	(2,405,482)	(2,659,596)
Interest collected	11,889	214,009	245,065	297,910
Net cash flows used in investing activities	(134,255)	(2,416,758)	(2,509,854)	(2,791,722)
Cash flow from financing activities:
Borrowings from financial institutions	16,666	300,000	600,000
Payment of borrowings of financial institutions	(49,997)	(900,000)		(1,200,000)
Issuance of debt securities	152,768	2,750,000		3,200,000
Payment of debt securities				(1,500,000)
Debt issuance cost	(547)	(9,845)		(10,640)
Loans obtained from related parties, net from payments	2,858	51,450	122,500	98,000
Interest paid	(67,113)	(1,208,107)	(1,100,443)	(1,092,918)
Dividends paid	(248,243)	(4,468,667)	(4,220,653)	(3,738,054)
Capital reimbursements paid	(137)	(2,460)	(2,400)
Leases payments	(3,916)	(70,501)	(63,034)	(58,780)
Net cash used in financing activities	(197,661)	(3,558,130)	(4,664,030)	(4,302,392)
Net decrease in cash and cash equivalents	81,720	1,471,060	(977,215)	(759,367)
Effects of exchange rate changes on the foreign currency cash balance	(1,630)	(29,333)	57,324	(797)
Cash and cash equivalents at the beginning of the year cash balance	92,014	1,656,365	2,576,256	3,336,420
Cash and cash equivalents at the end of the year	172,105	3,098,092	1,656,365	2,576,256
Non-cash financing and investing activities which are not reflected in the consolidated statements of cash flows:
Acquisition of improvements in assets under concession	$ 26,025	$ 468,481	$ 320,714	$ 103,436